                                 MONITOR FUNDS
                        Supplement dated March 8, 1996
                      to Prospectus dated April 30, 1995
                                 Trust Shares

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with such Prospectus. This supplement supersedes and replaces any existing supplements to the Prospectus.

The following replaces the Annual Trust Shares Operating Expenses table for the Mortgage Securities Fund (the "Fund") found on page 3 of the Prospectus. Please refer to the Prospectus for expense information for the other portfolios of the Monitor Funds.

Annual Trust Shares Operating Expenses (as a percentage of average net assets)

                                                  Net
                                                  Management            12b-1        Other           Total Trust Shares
                                                  Fees (1)              Fees         Expenses (2)    Operating Expenses
-----------------------------------------------------------------------------------------------------------------------
Mortgage Securities Fund (3*).................      .15%                None           .52%          .67%
-----------------------------------------------------------------------------------------------------------------------

(1) Fees paid by each Fund for investment advisory services. See "Management of the Trust."
(2) Includes administration fees. See "Management of the Trust-Administration of the Funds."
(3) The Total Trust Shares Operating Expenses for the Mortgage Securities Fund in the table above have been incurred during the fiscal year ending December 31, 1995. Absent the voluntary waiver of the management fee, the total fund operating expenses would be 1.02%. The maximum management fee is 0.50%.
*The advisor can terminate its voluntary waiver at any time at its sole discretion.

Example:

                                         1 year                     3 years                   5 years                 10 years
                                         ------                     -------                   -------                 --------
Mortgage Securities Fund................   $7                         $21                       $37                     $83

     Effective January 11, 1996 all references in the prospectuses dated April 30, 1995 of Monitor Funds (the "Trust") to "Federated Administrative Services" as administrator and "Federated Securities Corp." as distributor of the Trust are hereby replaced with SEI Financial Management Corporation and SEI Financial Services Company, respectively.

     The information provided in the "Administration of Funds" section of the Trust's prospectuses dated April 30, 1995 is hereby replaced in its entirety with the following: "As Administrator of the Trust, SEI Financial Management Corporation is entitled to receive an annual administrative fee at a maximum rate of .11% of each Portfolio's average daily net assets for services performed under the Administration Agreement dated January 11, 1996 between SEI Financial Management Corporation and the Trust, SEI Financial Management Corporation and SEI Financial Services Company are located at 680 E. Swedesford Road, Wayne, PA 19087".

     Effective February 9, 1996 all references to "Federated Services Company" as transfer agent and dividend disbursing agent of the Trust are hereby replaced with SEI Financial Management Corporation.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                 MONITOR FUNDS
                        Supplement dated March 8, 1996
                      to Prospectus dated April 30, 1995
                               Investment Shares

     This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with such Prospectus. This supplement supersedes and replaces any existing supplements to the Prospectus.

The following replaces the Annual Investment Shares Operating Expenses table for the Mortgage Securities Fund (the "Fund") found on page 3 of the Prospectus. Please refer to the Prospectus for expense information for the other portfolios of the Monitor Funds.

Annual Investment Shares Operating Expenses (as a percentage of average net assets)

                                                                                                      Total Investment Shares
                                 Net                                                                  Operating Expenses
                              Management                 12b-1                 Other                  Net of any Waivers
                              Fees(1)                   Fees(2)                Expenses(3)            or Reimbursements
                              -----------------------------------------------------------------------------------------------
Mortgage Securities Fund (4*). .15%                      .25%                  .52%                   .92%
-----------------------------------------------------------------------------------------------------------------------------

(1)Fees paid by each Fund for investment advisory services. See "Management of the Trust."
(2)Fees paid by Investment Shares of each Fund for distribution services provided with respect to Investment Shares. Total payments of up to 0.10 of 1% for the Money Market Fund and Ohio Municipal Money Market Fund, up to 0.25 of 1% for the U.S. Treasury Money Market Fund, Growth Fund, Ohio Tax-Free Fund and Fixed Income Fund and up to 0.50 of 1% for the Mortgage Securities Fund to the average daily net assets attributable to Investment Shares are permitted under the Distribution Plans. The Distributor can terminate these voluntary waivers at any time at its sole discretion. See "Management of the Trust-Distribution Plans."
(3)Includes administration fees. See "Management of the Trust-Administration of the Funds."
(4)The Total Investment Shares Operating Expenses for the Mortgage Securities in the table above have been incurred during the fiscal year ending December 31, 1995. Absent the voluntary waiver of management and 12b-1 fees, the total fund operating expenses would be 1.52%. The maximum management fee is 0.50%.
*The adviser can terminate its voluntary waiver at any time at its sole discretion.

Example:

                                          1 year                     3 years                 5 years                 10 years
                                          ------                     -------                 -------                 --------
Mortgage Securities Fund................    $29                        $48                     $70                     $131

     Effective January 11, 1996 all references in the prospectuses dated April 30, 1995 of Monitor Funds (the "Trust") to "Federated Administrative Services" as administrator and "Federated Securities Corp." as distributor of the Trust are hereby replaced with SEI Financial Management Corporation and SEI Financial Services Company, respectively.

     The information provided in the "Administration of Funds" section of the Trust's prospectuses dated April 30, 1995 is hereby replaced in its entirety with the following: "As Administrator of the Trust, SEI Financial Management Corporation is entitled to receive an annual administrative fee at a maximum rate of .11% of each Portfolio's average daily net assets for services performed under the Administration Agreement dated January 11, 1996 between SEI Financial Management Corporation and the Trust. SEI Financial Management Corporation and SEI Financial Services Company are located at 680 E. Swedesford Road, Wayne, PA 19087".

     Effective February 9, 1996 all references to "Federated Services Company" as transfer agent and dividend disbursing agent of the Trust are hereby replaced with SEI Financial Management Corporation.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE